Employee Benefit Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Retirement Benefits [Abstract]
Service cost	$ 43	$ 125	$ 83	$ 246
Interest cost	175	182	345	357
Amortization of net actuarial loss	7	22	15	44
Net periodic cost	$ 225	$ 329	$ 443	$ 647